Staff costs - Schedule of detail of staff costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Classes of employee benefits expense [abstract]
Wages and salaries	€ 9,563	€ 8,466	€ 8,070
Social Security costs	1,441	1,323	1,277
Additions to provisions for defined benefit pension plans (note 25)	65	73	76
Contributions to defined contribution pension funds	296	286	283
Other Staff costs	1,182	1,068	1,077
Total staff costs	€ 12,547	€ 11,216	€ 10,783